Subsidiaries with material non-controlling interest (Details Textual) $ in Thousands, S/ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 0	$ 621	$ 5,459
Increasedecrease in proportion of ownership interest in subsidiaries that result in dilution of non controlling interests		0.09%	7.26%	7.26%
Investment one [Member] | Peruvian Soles [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control | S/				S/ 63.9
Investment one [Member] | US dollars [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			$ 18,600
Investment two [Member] | US dollars [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			$ 45,200